Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,550,879)	$ (2,774,312)	$ (10,892,511)	$ (6,654,940)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash stock compensation issued for services	149,900	66,850	123,211	804,124
Non-cash stock compensation issued to directors and employees	46,503	243,362	484,807	360,153
Fair value of stock options issued to employees	325,834	428,488	1,616,401	1,543,912
Non-cash compensation for services	45,000		120,000
Amortization of discount on notes payable	178,380		52,644	1,188,310
Amortization of leasehold right of use asset	57,859	56,899	229,018	138,322
Gain on extinguishment of debt				(159,126)
Loss on impairment of intangible assets		0	132,227
Loss from equity method investment	27,735	71,117	200,558	327,542
Depreciation and amortization	19,087	15,547	77,301	27,760
Changes in assets and liabilities:
Accounts receivable	(22,571)	(8,250)	(26,679)	(28,771)
Inventory	(7,317)	(6,858)	24,171	(22,401)
Prepaid expenses and other current assets	(60,677)	54,573	92,550	(124,811)
Accounts payable and accrued expenses	498,169	18,789	904,060	114,495
Accrued compensation	274,420	(189,812)	364,573	54,363
Deferred revenue	(73,130)	(107)	113,976	(3,565,529)
Leasehold liability	(56,774)	(54,405)	(221,992)	(53,846)
Accrued interest			1,556	20,921
Income taxes payable				(392)
Deferred tax liabilities			810
Net cash used in operating activities	(1,148,461)	(2,078,119)	(6,603,319)	(6,029,914)
Cash from investing activities:
Payments to acquire property, plant, and equipment		(5,654)	(10,785)	(415,710)
Payments to acquire intangible assets		(910)	(1,943)	(38,939)
Investment in joint ventures	(8,447)	(75,326)	(68,489)	(1,698,863)
Net cash used in investing activities	(8,447)	(81,890)	(81,217)	(2,153,512)
Cash from financing activities:
Proceeds from the sale of notes payable	714,000		100,000
Proceeds from option exercise	2,376
Proceeds from notes payable – related parties			700,000
Proceeds from the sale of common stock, net of offering costs	2,708,642	315,000	289,800	3,650,697
Proceeds from warrant exercise				123,562
Proceeds from unit purchase option exercise				246,278
Principal payments on note payable	(170,000)			(250,000)
Net cash provided by financing activities	3,255,018	315,000	1,089,800	3,770,537
Increase (decrease) in cash and cash equivalents	2,098,110	(1,845,009)	(5,594,736)	(4,412,889)
Cash and cash equivalents at beginning of period	90,135	5,684,871	5,684,871	10,097,760
Cash and cash equivalents at end of period	2,188,245	3,839,862	90,135	5,684,871
Supplemental disclosure of cash flow information:
Interest				52,603
Taxes			800	3,307
Noncash activities:
Fair value of warrants issued with debt	$ 327,389		90,000
Common stock issued upon note payable and accrued interest conversion				1,493,788
Cashless exercise of warrants				1
Cashless exercise of unit purchase options				1
Initial ROU asset and lease liability				2,096,055
Fixed assets transferred to investment in joint venture				$ 20,529